Loss per share (Tables)	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
Schedule of loss per share

	2026 USD	2025 USD
Loss for the year
Loss for the year for the purpose of basic and diluted loss per share	(3,157,133)	(2,064,334)
Number of shares
Weighted average number of ordinary shares for the purpose of basic and diluted loss per share – post-recapitalization	100,424,932	100,000,000